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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          FORM SE Dated August 28, 2000

                                         Six months
           Form N-SAR                   ended 6/30/00             811-4558
--------------------------------     ------------------    ---------------------
Report, Schedule or Statement of      Period of Report     SEC File No. of Form,
 Which the Documents Are a Part       (If Appropriate)     Schedule or Statement

     State Street Research Tax-Exempt Trust                        787978
--------------------------------------------------         ---------------------
(Exact Name of Registrant As Specified In Charter)         Registrant CIK Number

--------------------------------------------------------------------------------
Name of Person Other than the Registrant Filing the Form, Schedule or Statement

              The undersigned hereby files the following documents:

Attach an exhibit index and the exhibits not filed electronically as required by
     Item 601 of Regulation S-K, the applicable Form, Schedule or Statement.

                   SIGNATURES: Complete A or B, as Appropriate
                       See General Instructions to Form SE

A. Filings Made on Behalf of the Registrant: The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts, on the 28th day of August, 2000.

                                         State Street Research Tax-Exempt Trust
                                        ----------------------------------------
                                                   (Name of Registrant)

                                    By: /s/ Douglas A. Romich
                                        ----------------------------------------
                                                       (Signature)

                                        Douglas A. Romich
                                        ----------------------------------------
                                                      (Print Name)

                                        Assistant Treasurer
                                        ----------------------------------------
                                                         (Title)

B. Filings Made by Persons Other Than the Registrant: After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

--------------      ------------------------------------------------------------
    (Date)                                     (Signature)

                    ------------------------------------------------------------
                    (Print the Name and Title of Each Person Who Signs the Form)


SEC 2082 (12-89)

                     State Street Research Tax-Exempt Trust
                     --------------------------------------
                              (Name of Registrant)

                                     Form SE

                          Exhibit Index for Form N-SAR

Item 77.    C.    Matters submitted to a vote of security holders

                        ADDITIONAL ANSWERS TO FORM N-SAR
                                       for
                     STATE STREET RESEARCH TAX-EXEMPT TRUST

Item 77: Attachments

SUB-ITEM 77C: Submissions of matters to a vote of security holders

See "Report On Special Meeting of Shareholders" in the Report to Shareholders for the period ended June 30, 2000, for both the State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund series of the Registrant, which Reports on Special Meetings of Shareholders are incorporated by reference herein.